Short-term borrowings and long-term debt - Summary of Short-Term Borrowings and Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 1,812,605	¥ 1,914,934	¥ 1,976,553
Long-term debt
Long-term loans	1,160,024	1,074,060
Unsecured bonds	544,078	349,332
Lease liabilities	571,726	532,246
Total	2,275,828	1,955,638
Less — Portion due within one year	217,711	187,942	171,409
Non-current portion of non-current borrowings	¥ 2,058,117	¥ 1,767,696	¥ 1,203,646
Short-term borrowings [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	2.64%	1.89%
Long-term loans [member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2024	2023
Long-term loans [member] | Top of range [member]
Long-term debt
Borrowings, maturity	2058	2056
Long-term loans [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	1.90%	1.70%
Unsecured Bonds [Member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2024	2023
Unsecured Bonds [Member] | Top of range [member]
Long-term debt
Borrowings, maturity	2034	2029
Unsecured Bonds [Member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	0.41%	0.30%
Lease liabilities [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	2.53%	2.35%